BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2016
Business Combination Tables
Schedule of allocation of purchase price and recognized assets and liabilities
The following is the allocation of the purchase price as of December 31, 2016:

	Euro	Dollar
Cash	300	317
Due at obtaining contract tender*	100	106
Earn out liability**	300	317
Total consideration given	700	740

Recognized amounts of identifiable assets acquired and liabilities assumed:

Accounts receivable	269	284
Prepaid expenses	53	56
Property and equipment	25	26
Other assets	84	89
Goodwill	377	398
Total identifiable assets acquired	808	853

Accounts payable and accrued expenses	57	60
Other current liabilities	51	53
Total liabilities assumed	108	113

	700	740

*Amounts are reflected in accrued expenses and other liabilities on the balance sheet at December 31, 2016.
**Amounts are reflected in other liabilities on the balance sheet at December 31, 2016.